Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred revenue

	12.31.24	12.31.23
Non-current
Nonrefundable customer contributions	22,401	21,045
Investment plan - Agreement on the Regularization of Obligations (1)	85,730	8,297
Total Non-current	108,131	29,342

Current
Nonrefundable customer contributions	104	109

(1)	As of December 31, 2024 and 2023, includes $ 75,400 relating to the investment plan of the Agreement on the Regularization of Payment Obligations entered into in May 2019 (Note 2.d), and $ 10,125 and $ 8,297 relating to the investment plan of the Agreement on the Regularization of Payment Obligations entered into in December 2022 (Note 2.c).